22. Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Note 22. Condensed Financial Information (Parent Company Only)

Note 22.  Condensed Financial Information (Parent Company Only)

The following condensed financial statements are for Community Bancorp. (Parent Company Only), and should be read in conjunction with the consolidated financial statements of Community Bancorp. and Subsidiary.

Community Bancorp. (Parent Company Only)	December 31,	December 31,
Condensed Balance Sheets	2014	2013

Assets

Cash	$ 479,812	$ 410,075
Investment in subsidiary - Community National Bank	61,337,172	58,490,098
Investment in Capital Trust	387,000	387,000
Income taxes receivable	233,952	235,559
Total assets	$62,437,936	$59,522,732

Liabilities and Shareholders' Equity

Liabilities

Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	555,734	499,755
Total liabilities	13,442,734	13,386,755

Shareholders' Equity

Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding
($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, and 5,142,475 and
5,078,707 shares issued at December 31, 2014 and 2013, respectively (including
16,642 and 13,448 shares issued February 1, 2015 and 2014, respectively)	12,856,188	12,696,768
Additional paid-in capital	29,359,300	28,612,308
Retained earnings	6,909,934	4,997,144
Accumulated other comprehensive loss	(7,443)	(47,466)
Less: treasury stock, at cost; 210,101 shares at December 31, 2014 and 2013	(2,622,777)	(2,622,777)
Total shareholders' equity	48,995,202	46,135,977

Total liabilities and shareholders' equity	$62,437,936	$59,522,732

The investment in the subsidiary bank is carried under the equity method of accounting. The investment and cash, which is on deposit with the Bank, have been eliminated in consolidation.

Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Income	2014	2013

Income
Bank subsidiary distributions	$2,772,000	$2,485,000
Dividends on Capital Trust	12,072	12,310
Total income	2,784,072	2,497,310

Expense
Interest on junior subordinated debentures	402,011	409,938
Administrative and other	298,157	295,191
Total expense	700,168	705,129

Income before applicable income tax benefit and equity in
undistributed net income of subsidiary	2,083,904	1,792,181
Income tax benefit	233,952	235,559

Income before equity in undistributed net income of subsidiary	2,317,856	2,027,740
Equity in undistributed net income of subsidiary	2,807,052	3,058,915
Net income	$5,124,908	$5,086,655

Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Cash Flows	2014	2013

Cash Flows from Operating Activities
Net income	$ 5,124,908	$ 5,086,655
Adjustments to reconcile net income to net cash provided by
operating activities
Equity in undistributed net income of subsidiary	(2,807,052)	(3,058,915)
Decrease in income taxes receivable	1,607	201,385
Net cash provided by operating activities	2,319,463	2,229,125

Cash Flows from Financing Activities
Dividends paid on preferred stock	(81,250)	(81,250)
Dividends paid on common stock	(2,168,476)	(1,974,314)
Net cash used in financing activities	(2,249,726)	(2,055,564)
Net increase in cash	69,737	173,561

Cash
Beginning	410,075	236,514
Ending	$ 479,812	$ 410,075

Cash Received for Income Taxes	$ 235,559	$ 436,944

Cash Paid for Interest	$ 402,011	$ 409,938

Dividends paid:
Dividends declared	$ 3,130,868	$ 2,706,461
Increase in dividends payable attributable to dividends declared	(55,980)	(28,465)
Dividends reinvested	(906,412)	(703,682)
	$ 2,168,476	$ 1,974,314